INTERIM FINANCIAL DATA (Details)	6 Months Ended
Jun. 30, 2012
Other Investments [Abstract]
Number of shares not publicly traded	1
Number of warrants not publicly traded	1
Offshore assets [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	30
All other vessels [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	25